UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07831
                                                                    -------------

FMI Funds, Inc.
---------------------
(Exact name of Registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
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(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
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(Name and address of agent for service)

414-226-4555
----------------
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016
                                          ------------------------

Date of reporting period: June 30, 2016
                                             -----------------

Item 1. Schedules of Investments.

FMI Large Cap Fund
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares or
Principal Amount		Value
COMMON STOCKS - 92.1% (a)

COMMERCIAL SERVICES SECTOR - 3.4%
	Advertising/Marketing Services - 3.4%
3,044,000	Omnicom Group Inc.	$248,055,560

CONSUMER DURABLES SECTOR - 3.2%
	Tools & Hardware - 3.2%
2,095,000	Stanley Black & Decker Inc.	233,005,900

CONSUMER NON-DURABLES SECTOR - 9.6%
	Food: Major Diversified - 7.1%
20,253,000	Danone S.A. - SP-ADR	286,985,010
2,996,000	Nestle' S.A. - SP-ADR	231,620,760
		518,605,770
	Household/Personal Care - 2.5%
3,872,000	Unilever PLC - SP-ADR	185,507,520

CONSUMER SERVICES SECTOR - 10.9%
	Cable/Satellite TV - 5.0%
5,572,000	Comcast Corp. - Cl A	363,238,680
	Media Conglomerates - 3.0%
3,882,000	Twenty-First Century Fox Inc. - Cl A	105,008,100
4,298,000	Twenty-First Century Fox Inc. - Cl B	117,120,500
		222,128,600
	Other Consumer Services - 2.9%
9,166,000	eBay Inc. *	214,576,060

DISTRIBUTION SERVICES SECTOR - 2.2%
	Medical Distributors - 2.2%
1,987,000	AmerisourceBergen Corp.	157,608,840

ELECTRONIC TECHNOLOGY SECTOR - 3.1%
	Electronic Components - 3.1%
3,973,000	TE Connectivity Ltd.	226,898,030

ENERGY MINERALS SECTOR - 2.4%
	Oil & Gas Production - 2.4%
4,750,000	Devon Energy Corp.	172,187,500

FINANCE SECTOR - 12.8%
	Financial Conglomerates - 2.4%
2,859,000	American Express Co.	173,712,840
	Major Banks - 6.5%
6,956,000	Bank of New York Mellon Corp.	270,240,600
5,030,000	Comerica Inc.	206,883,900
		477,124,500
	Property/Casualty Insurance - 3.9%
8,453,000	Progressive Corp.	283,175,500

HEALTH SERVICES SECTOR - 5.4%
	Managed Health Care - 5.4%
2,770,000	UnitedHealth Group Inc.	391,124,000

INDUSTRIAL SERVICES SECTOR - 4.0%
	Oilfield Services/Equipment - 4.0%
3,702,000	Schlumberger Ltd.	292,754,160

PROCESS INDUSTRIES SECTOR - 3.2%
	Chemicals: Agricultural - 3.2%
14,487,000	Potash Corp. of Saskatchewan Inc.	235,268,880

PRODUCER MANUFACTURING SECTOR - 13.7%
	Industrial Conglomerates - 9.7%
895,000	3M Co.	156,732,400
2,452,000	Berkshire Hathaway Inc. - Cl B *	355,025,080
1,649,000	Honeywell International Inc.	191,811,680
		703,569,160
	Industrial Machinery - 1.1%
700,000	Rockwell Automation Inc.	80,374,000
	Trucks/Construction/Farm Machinery - 2.9%
4,123,000	PACCAR Inc.	213,860,010

RETAIL TRADE SECTOR - 8.2%
	Apparel/Footwear Retail - 2.9%
3,724,000	Ross Stores Inc.	211,113,560
	Discount Stores - 5.3%
4,074,000	Dollar General Corp.	382,956,000

TECHNOLOGY SERVICES SECTOR - 6.5%
	Information Technology Services - 4.2%
2,701,000	Accenture PLC	305,996,290
	Packaged Software - 2.3%
3,228,000	Microsoft Corp.	165,176,760

TRANSPORTATION SECTOR - 3.5%
	Air Freight/Couriers - 3.5%
5,177,000	Expeditors International of Washington Inc.	253,880,080
	Total common stocks (cost $4,863,377,669)	6,711,898,200

SHORT-TERM INVESTMENTS - 8.1% (a)
	Money Market Deposit Account - 4.0%
$287,668,080	U.S. Bank, N.A., 0.25%	287,668,080
	Total money market deposit account (cost $287,668,080)	287,668,080
	U.S. Treasury Securities - 4.1%
300,000,000	U.S. Treasury Bills, 0.17%, due 07/28/16	299,961,750
	Total U.S. treasury securities (cost $299,961,750)	299,961,750
	Total short-term investments (cost $587,629,830)	587,629,830
	Total investments - 100.2% (cost $5,451,007,499)	7,299,528,030
	Other assets, less liabilities - (0.2%) (a)	(11,685,644)
	TOTAL NET ASSETS - 100.0%	$7,287,842,386

*	Non-income producing security.
(a)	Percentages for the various classifications relate to total net assets.
PLC	- Public Limited Company
SP-ADR	- Sponsored American Depositary Receipt

The cost basis of investments for federal income tax purposes at June 30, 2016, was as follows+:

Cost of investments	$5,451,007,499
Gross unrealized appreciation	1,972,956,357
Gross unrealized depreciation	(124,435,826)
Net unrealized appreciation	$1,848,520,531

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2016, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$6,711,898,200
Level 2 – Short-Term Money Market Deposit Account	287,668,080
Level 2 – Short-Term U.S. Treasury Securities	299,961,750
Total Level 2	587,629,830
Level 3 -	---
Total	$7,299,528,030

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2016.

See the Schedule of Investments for investments detailed by industry classifications.

FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares or
Principal Amount		Value
LONG TERM INVESTMENTS - 87.5% (a)
COMMON STOCKS - 81.9% (a)

COMMERCIAL SERVICES SECTOR - 8.5%
	Advertising/Marketing Services - 2.2%
4,173,000	WPP PLC (Jersey) (b)	$86,971,632
	Miscellaneous Commercial Services - 3.3%
745,000	DKSH Holding Ltd. (Switzerland) (b)	48,803,312
1,148,000	Secom Co. Ltd. (Japan) (b)	84,874,854
		133,678,166
	Personnel Services - 3.0%
2,355,000	Adecco S.A. (Switzerland) (b)	118,781,685

CONSUMER DURABLES SECTOR - 6.0%
	Motor Vehicles - 1.7%
5,635,000	Isuzu Motors Ltd. (Japan) (b)	69,406,192
	Other Consumer Specialties - 1.2%
17,699,900	Samsonite International S.A. (Luxembourg) (b)	49,008,578
	Tools & Hardware - 3.1%
1,895,000	Makita Corp. (Japan) (b)	125,822,463

CONSUMER NON-DURABLES SECTOR - 15.1%
	Food: Major Diversified - 5.8%
1,996,000	Danone S.A. (France) (b)	139,685,943
1,217,000	Nestle' S.A. (Switzerland) (b)	94,291,132
		233,977,075
	Household/Personal Care - 9.3%
1,279,000	Henkel AG & Co. KGaA (Germany) (b)	138,347,371
3,262,000	Svenska Cellulosa AB (SCA Group) (Sweden) (b)	104,810,234
2,771,000	Unilever PLC (Britain) (b)	132,773,559
		375,931,164

CONSUMER SERVICES SECTOR - 6.5%
	Cable/Satellite TV - 1.9%
3,985,000	Shaw Communications Inc. (Canada)	76,495,220
	Casinos/Gaming - 1.8%
64,180,000	Genting Malaysia Berhad (Malaysia) (b)	70,961,684
	Restaurants - 2.8%
5,953,000	Compass Group PLC (Britain) (b)	113,258,732

DISTRIBUTION SERVICES SECTOR - 4.3%
	Wholesale Distributors - 4.3%
18,340,000	Electrocomponents PLC (Britain) (b)	63,772,402
2,071,000	Wolseley PLC (Jersey) (b)	107,244,434
		171,016,836

ELECTRONIC TECHNOLOGY SECTOR - 6.0%
	Aerospace & Defense - 3.6%
15,016,000	Rolls-Royce Holdings PLC (Britain) *(b)	143,327,987
	Electronic Components - 2.4%
1,661,000	TE Connectivity Ltd. (Switzerland)	94,859,710

FINANCE SECTOR - 6.0%
	Property/Casualty Insurance - 6.0%
3,892,000	Admiral Group PLC (Britain) (b)	105,824,271
255,000	Fairfax Financial Holdings Ltd. (Canada)	137,340,183
		243,164,454

INDUSTRIAL SERVICES SECTOR - 4.0%
	Oilfield Services/Equipment - 4.0%
2,024,000	Schlumberger Ltd. (Curacao)	160,057,920

PROCESS INDUSTRIES SECTOR - 7.7%
	Chemicals: Agricultural - 3.2%
7,988,000	Potash Corp. of Saskatchewan Inc. (Canada)	129,725,120
	Chemicals: Specialty - 2.0%
1,404,000	Shin-Etsu Chemical Co. Ltd. (Japan) (b)	82,258,248
	Industrial Specialties - 2.5%
1,602,000	Akzo Nobel N.V. (Netherlands) (b)	99,517,957

PRODUCER MANUFACTURING SECTOR - 9.7%
	Industrial Conglomerates - 6.2%
4,135,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	125,165,578
8,170,000	Smiths Group PLC (Britain) (b)	126,253,370
		251,418,948
	Industrial Machinery - 3.5%
579,000	SMC Corp. (Japan) (b)	142,449,149

RETAIL TRADE SECTOR - 1.2%
	Department Stores - 1.2%
3,072,500	Hyundai GreenFood Co. Ltd. (South Korea) (b)	49,842,006

TECHNOLOGY SERVICES SECTOR - 4.1%
	Information Technology Services - 4.1%
1,457,000	Accenture PLC (Ireland)	165,063,530

TRANSPORTATION SECTOR - 2.8%
	Other Transportation - 2.8%
33,943,451	Bolloré (France) (b)	114,271,715
	Total common stocks (cost $3,364,849,600)	3,301,266,171

PREFERRED STOCKS - 5.6%(a)
CONSUMER DURABLES SECTOR - 1.5%
	Motor Vehicles - 1.5%
730,000	Hyundai Motor Co. (South Korea) (b)	61,311,537

CONSUMER NON-DURABLES SECTOR - 2.0%
	Household/Personal Care - 2.0%
176,000	Amorepacific Corp. (South Korea) (b)	37,997,109
72,000	LG Household & Health Care Ltd. (South Korea) (b)	41,459,990
		79,457,099

ELECTRONIC TECHNOLOGY SECTOR - 2.1%
	Telecommunications Equipment - 2.1%
81,000	Samsung Electronics Co. Ltd. (South Korea) (b)	83,558,588
	Total preferred stocks (cost $167,141,888)	224,327,224
	Total long-term investments (cost $3,531,991,488)	3,525,593,395

SHORT-TERM INVESTMENTS - 10.4%(a)
	Money Market Deposit Account - 5.5%
$220,457,182	U.S. Bank, N.A., 0.25%	220,457,182
	Total money market deposit account (Cost $220,457,182)	220,457,182
	U.S. Treasury Securities - 4.9%
200,000,000	U.S. Treasury Bills, 0.17%, due 07/28/16	199,974,500
	Total U.S. treasury securities (cost $199,974,500)	199,974,500
	Total short-term investments (cost $420,431,682)	420,431,682
	Total investments - 97.9% (cost $3,952,423,170)	3,946,025,077
	Other assets, less liabilities - 2.1% (a)	83,800,956
	TOTAL NET ASSETS - 100.0%	$4,029,826,033

*	Non-income producing security.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund's pricing procedures and has been classified as level 2. As of June 30, 2016 the aggregate value of these securities was $2,762,051,712.

PLC - Public Limited Company

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
6/30/2016 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2016			June 30, 2016	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
7/22/2016	HSBC Bank U.S.A., N.A.	460,000,000	British Pound	$612,490,050	662,749,600	U.S. Dollar	$662,749,600	$50,259,550
7/22/2016	State Street Global Markets, LLC	37,000,000	British Pound	49,265,504	53,999,169	U.S. Dollar	53,999,169	4,733,665
7/22/2016	State Street Global Markets, LLC	190,000,000	Canadian Dollar	147,077,978	149,982,436	U.S. Dollar	149,982,436	2,904,458
7/22/2016	State Street Global Markets, LLC	25,000,000	Canadian Dollar	19,352,366	19,308,971	U.S. Dollar	19,308,971	(43,395)
7/22/2016	State Street Global Markets, LLC	350,000,000	Euro	388,731,237	397,803,000	U.S. Dollar	397,803,000	9,071,763
7/22/2016	Bank of New York	41,000,000,000	Japanese Yen	397,308,624	375,919,168	U.S. Dollar	375,919,168	(21,389,456)
7/22/2016	State Street Global Markets, LLC	3,000,000,000	Japanese Yen	29,071,362	27,338,887	U.S. Dollar	27,338,887	(1,732,475)
7/22/2016	HSBC Bank U.S.A., N.A.	250,000,000	Malaysian Ringgit	61,917,604	64,316,954	U.S. Dollar	64,316,954	2,399,350
7/22/2016	State Street Global Markets, LLC	250,000,000,000	South Korean Won	216,991,941	219,895,121	U.S. Dollar	219,895,121	2,903,180
7/22/2016	Bank of New York	715,000,000	Swedish Krona	84,589,805	88,388,541	U.S. Dollar	88,388,541	3,798,736
7/22/2016	Bank of New York	205,000,000	Swiss Franc	210,234,004	213,124,298	U.S. Dollar	213,124,298	2,890,294
				$2,217,030,475			$2,272,826,145	$55,795,670

The cost basis of investments for federal income tax purposes at June 30, 2016, was as follows+:

Cost of investments	$3,952,423,170

Gross unrealized appreciation (excluding forward currency contracts)	265,599,170
Gross unrealized depreciation (excluding forward currency contracts)	(271,997,263)

Net unrealized appreciation (excluding forward currency contracts)
$(6,398,093)

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2016, based on the inputs used to value them:

		Other
		Financial
Valuation Inputs	Investments in Securities	Instruments^
Assets:
Level 1 – Common Stocks	$763,541,683	$ ---
Level 2 – Common Stocks	2,537,724,488	---
Level 2 – Preferred Stocks	224,327,224	---
Level 2 – Short-Term Money Market Deposit Account	220,457,182	---
Level 2 – Short-Term U.S. Treasury Securities	199,974,500	---
Level 2 – Forward Currency Contracts	---	78,960,996
Total Level 2	3,182,483,394	78,960,996
Level 3 -	---	---
Total Assets	3,946,025,077	78,960,996
Liabilities:
Level 2 – Forward Currency Contracts	---	(23,165,326)

Total	$3,946,025,077	$55,795,670

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.   There were no transfers between levels during the period ended June 30, 2016.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were fourteen forward currency contracts outstanding during the nine month period ending June 30, 2016. These contracts are not subject to master netting agreements.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

FMI Common Stock Fund
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Shares or
Principal Amount		Value
COMMON STOCKS - 90.4% (a)

COMMERCIAL SERVICES SECTOR - 15.4%
	Advertising/Marketing Services - 3.0%
1,235,000	Interpublic Group of Cos. Inc.	$28,528,500
	Financial Publishing/Services - 1.4%
110,000	Dun & Bradstreet Corp.	13,402,400
	Miscellaneous Commercial Services - 5.8%
1,475,000	Genpact Ltd. *	39,589,000
1,624,550	RPX Corp. *	14,897,123
		54,486,123
	Personnel Services - 5.2%
433,000	ManpowerGroup Inc.	27,859,220
551,000	Robert Half International Inc.	21,026,160
		48,885,380

CONSUMER DURABLES SECTOR - 1.1%
	Homebuilding - 1.1%
6,000	NVR Inc. *	10,682,040

CONSUMER SERVICES SECTOR - 6.9%
	Cable/Satellite TV - 2.2%
41,000	Cable One Inc.	20,967,810
	Other Consumer Services - 4.7%
54,000	Graham Holdings Co.	26,435,160
157,000	UniFirst Corp.	18,168,040
		44,603,200

DISTRIBUTION SERVICES SECTOR - 11.3%
	Electronics Distributors - 3.8%
421,000	Arrow Electronics Inc. *	26,059,900
256,000	ScanSource Inc. *	9,500,160
		35,560,060
	Wholesale Distributors - 7.5%
367,000	Anixter International Inc. *	19,553,760
537,000	Applied Industrial Technologies Inc.	24,240,180
391,000	MSC Industrial Direct Co. Inc.	27,588,960
		71,382,900

ELECTRONIC TECHNOLOGY SECTOR - 6.3%
	Aerospace & Defense - 4.5%
285,000	Esterline Technologies Corp. *	17,681,400
819,000	FLIR Systems Inc.	25,348,050
		43,029,450
	Electronic Production Equipment - 1.8%
393,000	MKS Instruments Inc.	16,922,580

FINANCE SECTOR - 13.1%
	Finance/Rental/Leasing - 8.1%
560,000	Cash America International Inc.	23,867,200
122,000	ePlus Inc. *	9,978,380
375,000	First Cash Financial Services Inc.	19,248,750
381,000	Ryder System Inc.	23,294,340
		76,388,670
	Property/Casualty Insurance - 3.8%
733,000	Greenlight Capital Re Ltd. *	14,777,280
352,000	W.R. Berkley Corp.	21,091,840
		35,869,120
	Regional Banks - 1.2%
465,000	Zions Bancorporation	11,685,450

HEALTH SERVICES SECTOR - 2.0%
	Health Industry Services - 2.0%
1,464,000	Allscripts Healthcare Solutions Inc. *	18,592,800

HEALTH TECHNOLOGY SECTOR - 2.0%
	Medical Specialties - 2.0%
230,000	Varian Medical Systems Inc. *	18,912,900

PROCESS INDUSTRIES SECTOR - 10.7%
	Chemicals: Specialty - 1.9%
240,000	Compass Minerals International Inc.	17,805,600
	Containers/Packaging - 2.3%
297,000	Avery Dennison Corp.	22,200,750
	Industrial Specialties - 6.5%
748,000	Donaldson Co. Inc.	25,701,280
814,000	H.B. Fuller Co.	35,807,860
		61,509,140

PRODUCER MANUFACTURING SECTOR - 12.4%
	Building Products - 2.0%
496,000	Armstrong World Industries Inc. *	19,418,400
	Industrial Machinery - 4.5%
731,000	Woodward Inc.	42,134,840
	Miscellaneous Manufacturing - 4.9%
107,000	Carlisle Cos. Inc.	11,307,760
886,000	TriMas Corp. *	15,948,000
140,000	Valmont Industries Inc.	18,937,800
		46,193,560
	Trucks/Construction/Farm Machinery - 1.0%
133,000	Lindsay Corp.	9,025,380

RETAIL TRADE SECTOR - 1.2%
	Specialty Stores - 1.2%
354,000	Penske Automotive Group Inc.	11,136,840

TECHNOLOGY SERVICES SECTOR - 5.2%
	Data Processing Services - 3.4%
490,000	Broadridge Financial Solutions Inc.	31,948,000
	Packaged Software - 1.8%
615,000	Progress Software Corp. *	16,887,900

TRANSPORTATION SECTOR - 2.8%
	Marine Shipping - 2.8%
425,000	Kirby Corp. *	26,515,750
	Total common stocks (cost $697,669,080)	854,675,543

SHORT-TERM INVESTMENTS - 9.8% (a)
	Money Market Deposit Account - 4.5%
$42,844,303	U.S. Bank N.A., 0.25%	42,844,303
	Total money market deposit account (cost $42,844,303)	42,844,303
	U.S. Treasury Securities - 5.3%
50,000,000	U.S. Treasury Bills, 0.17%, due 07/28/16	49,993,625
	Total U.S. treasury securities (cost $49,993,625)	49,993,625
	Total short-term investments (cost $92,837,928)	92,837,928
	Total investments - 100.2% (cost $790,507,008)	947,513,471
	Other assets, less liabilities- (0.2)% (a)	(1,982,577)
	TOTAL NET ASSETS - 100.0%	$945,530,894

*	Non-income producing security.
(a)	Percentages for the various classifications relate to total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2016, was as follows+:

Cost of investments	$790,507,008

Gross unrealized appreciation	202,077,461
Gross unrealized depreciation	(45,070,998)

Net unrealized appreciation	$157,006,463

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2016, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$854,675,543
Level 2 – Short-Term Money Market Deposit Account	42,844,303
Level 2 – Short-Term U.S. Treasury Securities	49,993,625
Total Level 2	92,837,928
Level 3 -	---
Total	$947,513,471

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels during the period ended June 30, 2016.

See the Schedule of Investments for investments detailed by industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.